Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Equities	€ 37.6	€ 32.7
Debt instruments	34.8	42.7
Property	23.1	20.3
Other	12.1	12.7
Total	€ 107.6	€ 108.4